STATEMENT OF INCOME - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONTINUING OPERATIONS
NET REVENUE		R$ 36,921,980	R$ 14,444,690	R$ 13,397,419
Cost of Sales		(13,229,715)	(4,033,454)	(3,782,843)
GROSS PROFIT		23,692,265	10,411,236	9,614,576
OPERATING INCOME (EXPENSES)
Selling, Marketing and Logistics expenses		(15,702,787)	(6,395,586)	(5,828,713)
Administrative, R&D, IT and project expenses		(5,955,996)	(2,405,576)	(2,251,341)
Impairment losses on trade receivables		(727,695)	(209,515)	(237,884)
Shareholders' equity
Other operating (expenses) income, net		(516,190)	(49,311)	(39,945)
OPERATING INCOME BEFORE FINANCIAL RESULT		789,597	1,351,248	1,256,693
Financial income		4,738,391	1,955,784	2,056,421
Financial expenses		(5,773,810)	(2,795,874)	(2,639,709)
Taxes on formation of the Company	[1]		(206,592)
NET INCOME (LOSS) BEFORE INCOME TAX AND SOCIAL CONTRIBUTION		(245,822)	304,566	673,405
Income tax and social contribution		(274,744)	(149,099)	(125,026)
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(520,566)	155,467	548,379
DISCONTINUED OPERATIONS
NET LOSS OF DISCONTINUED OPERATIONS		(143,112)
NET INCOME (LOSS) FOR THE YEAR		(663,678)	155,467	548,379
ATTRIBUTABLE TO
Controlling shareholders of the company		(650,196)	155,467	548,379
Non-controlling shareholders		(13,482)
NET INCOME (LOSS) FOR THE YEAR		R$ (663,678)	R$ 155,467	R$ 548,379
(LOSS) EARNINGS PER SHARE IN THE YEAR -R$
Basic		R$ (0.5220)	R$ 0.1796	R$ 0.6335
Diluted		R$ (0.5220)	R$ 0.1779	R$ 0.6324

[1]	Tax levied on the formation of the Company resulting from the difference between Natura's accounting balances and the acquisition cost used for the purpose of the contribution of shares issued by Natura to the Company's capital stock (note 24). Management believes that, although the amount of the aforementioned special capital reserve constitutes part of the taxable profit for tax purposes in Brazil, the nature of this amount is different from the nature of other sources of taxable profit under the scope of IAS 12. The main differences are (i) the Company did not generate taxable profits and this tax is mainly related to the increase in equity that generates the special reserve for statutory purposes; (ii) the creation of the special reserve is, in substance, a matter of reclassification; (iii) the tax is levied on the entity as a result of an additional increase in the equity of the contribution made to the Company; and (iv) the Company's future profits, as well as Natura's future and historical profits will continue to be taxed in accordance with tax legislation. The tax on the formation of the Company was recognized in the income statement and presented as "Taxes on the formation of the Company".